UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.W. Burns & Company, Inc.
Address:    Glacier Creek Office Park
            6711 Towpath Road, Ste. 200
            East Syracuse, NY  13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341

Signature, Place, and Date of Signing:

      Peter N. Bunitsky      East Syracuse, NY      7/6/99


Report Type  (Check only one.):

[ X ]    13F Holdings Report

[   ]    13F Notice.

[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     304,061,724
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
                                             FORM 13F INFORMATION TABLE
                   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER      CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE

ABBOTT LABS          COM  00282410      719,984   15,380   SH        ALL     SOLE                 NONE
AMERICAN INTL GRP    COM  026874107  12,039,226   99,807   SH        ALL     SOLE                 NONE
BANK OF NEW YORK     COM  064057102     305,473    8,500   SH        ALL     SOLE                 NONE
BRISTOL-MYERS SQUIBB COM  110122108  25,426,717  396,518   SH        ALL     SOLE                 NONE
CISCO SYSTEMS INC    COM  17275R102  17,198,105  156,970   SH        ALL     SOLE                 NONE
CLOROX CO            COM  18905410   10,395,396   88,707   SH        ALL     SOLE                 NONE
COCA COLA CO         COM  19121610    8,054,916  131,241   SH        ALL     SOLE                 NONE
CUTTER & BUCK INC.   COM  232217109     307,520    9,610   SH        ALL     SOLE                 NONE
EMC CORP.            COM  268648102     218,453    1,710   SH        ALL     SOLE                 NONE
ELAN CORP PLC ADR    COM  284131208     379,091    5,435   SH        ALL     SOLE                 NONE
EXPRESS SCRIPTS      COM  302182100     336,877    3,920   SH        ALL     SOLE                 NONE
EXXON CORP           COM  30229010      799,408   11,329   SH        ALL     SOLE                 NONE
FEDERAL HOME LOAN    COM  313400301   7,728,773  134,852   SH        ALL     SOLE                 NONE
    MTG. CORP.
FANNIE MAE           COM  313586109   8,337,215  120,393   SH        ALL     SOLE                 NONE
GENERAL ELEC CO      COM  36960410    1,205,813   10,900   SH        ALL     SOLE                 NONE
GILLETTE CO          COM  375766102  22,430,891  377,383   SH        ALL     SOLE                 NONE
GUIDANT CORP         COM  401698105   1,827,100   30,200   SH        ALL     SOLE                 NONE
HERSHEY FOODS CORP   COM  427866108   8,743,081  155,951   SH        ALL     SOLE                 NONE
HEWLETT-PACKARD      COM  428236103     359,409    5,300   SH        ALL     SOLE                 NONE
HOME DEPOT INC.      COM  437076102     335,528    5,390   SH        ALL     SOLE                 NONE
INTEL CORP.          COM  458140100  20,176,297  169,727   SH        ALL     SOLE                 NONE
INTERNATIONAL        COM  45920010      304,870    1,720   SH        ALL     SOLE                 NONE
     BUS. MACHINES
JOHNSON & JOHNSON    COM  478160104  17,928,999   91,754   SH        ALL     SOLE                 NONE
KEY CORP             COM  493267108  10,850,298  357,942   SH        ALL     SOLE                 NONE
LUCENT TECHNOLOGIES  COM  549463107  17,322,336  160,392   SH        ALL     SOLE                 NONE
MCI WORLDCOM INC     COM  55268B106     223,002    2,518   SH        ALL     SOLE                 NONE
MEDTRONIC INC        COM  585055106   4,489,672   62,465   SH        ALL     SOLE                 NONE
MERCK & CO INC       COM  58933110   16,527,704  206,274   SH        ALL     SOLE                 NONE
MICROSOFT CORP       COM  594918104  32,272,080  360,079   SH        ALL     SOLE                 NONE
MOBIL CORP           COM  60705910      889,152   10,104   SH        ALL     SOLE                 NONE
PFIZER INC           COM  71708110    8,551,718   61,634   SH        ALL     SOLE                 NONE
ROYAL DUTCH PET CO   COM  780257804   4,606,628   88,589   SH        ALL     SOLE                 NONE
       NY REG GLDR 10
SCHERING-PLOUGH      COM  806605101     427,469    7,737   SH        ALL     SOLE                 NONE
STATE STREET BOSTON  COM  857477103     888,300   10,800   SH        ALL     SOLE                 NONE
STRYKER CO           COM  863667101   7,398,296  146,681   SH        ALL     SOLE                 NONE
TEXACO               COM  881694103     874,906   15,417   SH        ALL     SOLE                 NONE
TOOTSIE ROLL         COM  890516107   7,697,042  167,327   SH        ALL     SOLE                 NONE
TRUSTCO BANK CORP NY COM  898349105     574,550   22,982   SH        ALL     SOLE                 NONE
WATERS CORP.         COM  941848103     334,100    3,180   SH        ALL     SOLE                 NONE
WRIGLEY WM JR CO.    COM  982526105  17,478,772  193,268   SH        ALL     SOLE                 NONE
XEROX COMPANY        COM  984121103   7,096,558  136,145   SH        ALL     SOLE                 NONE
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